LINE OF CREDIT RECEIVABLE – RELATED PARTY (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Oct. 01, 2013	Sep. 13, 2013
Notes to Financial Statements
Revolving credit line receivable			$ 500,000
Amount increased		2,000,000
Loaned to the related party	1,472,136
Remaining balance	527,864
Accrued interest	6,542
Interest expense for line of credit receivable – related party	$ 6,542